Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Apr. 05, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2016